SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
SUBSEQUENT EVENTS
NOTE 10 - SUBSEQUENT EVENTS	The Company has evaluated all events occurring subsequently to these financial statements through January 17, 2020 and determined there were no items to disclose.

On or about September 4, 2019, the Company signed an initial letter of intent with NanoPeak Performances, LLC with a subsequent addendum for the sale of the majority of its existing inventory as well as the exclusive license to Gridiron intellectual property.  As of December 13, 2019, the two parties are still negotiating the terms of the contemplated transaction.

On, November 19, 2019, the Company issued 228,571 restricted shares of the Company’s common stock for the four separate common stock subscriptions granted during the year ended August 31, 2018. The stock subscriptions represented total cash proceeds of $160,000, which funded in the year ended December 31, 2018.

On November 25, 2019, the Company signed a convertible promissory note with an investor. The $140,000 note was issued with an original issue discount of $14,000 and bears interest at 10% per year. The note principal and interest are convertible into shares of common stock equal to the lower of 5% per share or 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company. The note matures on May 25, 2020. The note has a prepayment penalty of 115% of the principal and interest outstanding if repaid more than 30 days after issuance. If the Company defaults on the note, the payment premium increases to 140% of the principal and interest outstanding.

In November 2019, the Company made a strategic decision to expand into the oil extraction business and on or about November 27, 2019, the Company signed a Supply Agreement with a grower to purchase 10,000 pounds of industrial hemp (biomass) and plans on processing the biomass into crude within the next 60 days. The Company anticipates a third party provider will process the biomass and generate 400 liters of crude with minimum 60% total cannabinoids (CBD). The estimated contract price is $100,000.

On December 13, 2019, the Company signed a Toll Processing Agreement with a corporation to process industrial hemp (biomass) into the CBD product. The contract is valued at $100,000.

The Company has evaluated all events occurring subsequently to these financial statements through December 17, 2019 and determined there were no other items to disclose.